Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Annual Principal Payments [Abstract]
Twelve-month periods ending December 31, 2025	$ 39,027
Twelve-month periods ending December 31, 2026	63,698
Twelve-month periods ending December 31, 2027	43,630
Twelve-month periods ending December 31, 2028	27,645
Thereafter	87,451
Total	$ 261,451	$ 213,711